Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Investments Classified as Held-to-Maturity Securities and Available-for-Sale Securities

Investments classified as held-to-maturity investments and available-for-sale investments as of December 31, 2012 and 2013 were as follows:

	As of December 31, 2012
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value

	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments:
Held-to-maturity investments
Fixed-rate investments	17,072,751	30,886	(17,385)		17,086,252
Available-for-sale investments
Fixed-rate debt investments	3,500,945			13,454	3,514,399
Adjustable-rate debt investments	17,073			—	17,073
Long-term investments:
Fixed-rate held-to-maturity investments	513,728	886	—		514,614

	As of December 31, 2013
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments:
Held-to-maturity investments
Fixed-rate investments	19,339,250	51,897	(21,080)		19,370,067	3,199,707
Available-for-sale investments
Fixed-rate debt investments	7,603,087			24,871	7,627,958	1,260,049
Adjustable-rate debt investments	514,433			—	514,433	84,978
Equity investment	604,878			648,242	1,253,120	207,001